Provisions for other liabilities and charges, and contingent liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	€ 2,313	€ 2,202
Acquisition of subsidiaries	0	9
Additional provisions	367	86
Utilizations	(27)	0
Unwinding of discount	33	33
Reversals	(6)	(9)
Exchange differences	(6)	(8)
Provisions at end of period	2,674	2,313
Current	1,444	0
Non-current	1,230	2,313
Total Provisions	€ 2,674	€ 2,313